Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 98,447	$ 58,784	$ 2,318